EARNINGS PER COMMON AND COMMON EQUIVALENT SHARE - Reconciliation of denominator (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Denominator for basic earnings per share- weighted average shares	16,170,107	16,163,696	16,159,893
Effect of dilutive securities:
Denominator for diluted earnings per share- adjusted weighted average shares and assumed conversions	16,717,277	16,456,611	16,457,462
Stock options
Effect of dilutive securities:
Effect of dilutive securities	547,170	292,915	246,770
Warrants
Effect of dilutive securities:
Effect of dilutive securities			50,799